Basic and Diluted Loss Per Share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares
Numerator:
Net loss	$ (141,040)	¥ (917,644)	¥ (931,922)	¥ (401,275)
Net (profit) loss attributable to noncontrolling interest and redeemable noncontrolling interest	22,273	144,914	298,324	(26,824)
Net loss attributable to the Company's ordinary shareholders	(118,767)	(772,730)	(633,598)	(428,099)
Plus: (Increase) decrease in accretion of redeemable noncontrolling interests	(21,809)	(141,896)	(210,484)	7,850
Adjusted net loss attributable to ordinary shareholders	$ (140,576)	¥ (914,626)	¥ (844,082)	¥ (420,249)
Denominator:
Weighted-average number of shares outstanding - basic (in shares)	672,836,226	672,836,226	617,169,833	492,065,239
Weighted-average number of shares outstanding - diluted (in shares)	672,836,226	672,836,226	617,169,833	492,065,239
Loss per share-Basic:
Net loss | (per share)	$ (0.21)	¥ (1.36)	¥ (1.37)	¥ (0.85)
Basic (in per share) | (per share)	(0.21)	(1.36)	(1.37)	(0.85)
Loss per share-Diluted:
Net loss | (per share)	(0.21)	(1.36)	(1.37)	(0.85)
Diluted (in per share) | (per share)	$ (0.21)	¥ (1.36)	¥ (1.37)	¥ (0.85)